Employee benefits expense (Tables)	12 Months Ended
Mar. 31, 2024
Classes of employee benefits expense [abstract]
summary of Employee benefits expense

	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Salaries, wages and bonus	1,840	2,227	2,570	31
Contribution to provident and other funds (refer Note 36)	88	102	126	2
Share based payments (refer Note 38)	2,410	1,966	1,653	20
Gratuity expense (refer Note 36)	31	28	36	0
Staff welfare expenses	132	90	82	1
Total	4,501	4,413	4,467	54